SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Consideration payable to selling stockholder	$ 9,960	$ 9,480
Accrued government taxes	9,669	9,127
Accrued interest	3,491	2,304
Advanced purchase consideration for sale of subsidiary	1,330
Accrued salaries and benefits	619	592
Accruals to social agencies	728	637
Other accrued expenses	872	454
Total	$ 26,669	$ 22,594